Net Profit Per Share	12 Months Ended
Dec. 31, 2025
Net Profit Per Share
Net Profit Per Share
19.	Net Profit Per Share

Net profit per share was computed by dividing net profit available to ordinary shareholders by the weighted average number of ordinary shares outstanding:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic net profit per share calculation
Numerator:
Net profit attributable to ordinary shareholders for computing basic net profit per ordinary shares	167,221	367,510	568,936
Denominator:
Weighted average ordinary shares outstanding used in computing basic net profit per ordinary shares	3,769,679,736	3,650,504,339	3,615,328,154
Net profit per ordinary share attributable to ordinary shareholders basic	0.04	0.10	0.16

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Diluted net profit per share calculation
Numerator:
Net profit attributable to ordinary shareholders for computing diluted net profit per ordinary shares	167,221	367,510	568,936
Denominator:
Weighted average ordinary shares outstanding used in computing basic net profit per ordinary shares	3,769,679,736	3,650,504,339	3,615,328,154
Effect of potentially diluted share options	74,855,096	40,492,143	48,326,766
Effect of potentially diluted restricted share units	36,326,664	28,780,473	49,863,156
Weighted average ordinary shares outstanding used in computing diluted net profit per ordinary shares	3,880,861,496	3,719,776,955	3,713,518,076
Net profit per ordinary share attributable to ordinary shareholders diluted	0.04	0.10	0.15

The following shares outstanding were excluded from the calculation of diluted net profit per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2023	2024	2025
Shares issuable upon exercise of share options	66,708,248	34,069,011	975,417
Shares issuable upon vesting of restricted share units	20,141,606	23,964,024	6,365,858